Goodwill - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill, Impairment Loss	$ 83,379	$ 29,055	$ 0
Goodwill	124	84,434	$ 101,937	$ 0
New Car Business [Member]
Goodwill, Impairment Loss		25,804
Sindeo Business [Member]
Goodwill, Impairment Loss		$ 3,251
Auto Group segment
Goodwill gross	99,718
Accumulated impairment loss	12,540
Renren segment
Goodwill gross	12,664
Accumulated impairment loss	99,718
Used car dealerships and after-sales service centers
Goodwill, Impairment Loss	74,090
Geographic Farming, LLC
Goodwill, Impairment Loss	1,461
Trucker Path
Goodwill, Impairment Loss	$ 7,828